Investment in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Net income	₩ 4,558,170	₩ 4,478,000	₩ 4,755,514
Total comprehensive income	3,812,505	5,322,389	3,749,739
Shinhan Financial Group (Separate)
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	2,556,503	2,160,092	1,806,604
Net income	1,619,867	1,671,011	1,249,251
Total comprehensive income	1,617,202	1,669,579	1,251,294
Shinhan Bank Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	47,357,783	37,459,678	35,514,460
Net income	3,695,913	3,067,991	3,045,732
Total comprehensive income	4,414,685	3,707,829	2,394,238
Shinhan Card Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	6,173,106	5,378,610	4,761,181
Net income	575,261	621,908	644,555
Total comprehensive income	553,274	583,014	671,113
Shinhan Securities Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	11,446,637	9,947,400	10,548,842
Net income	179,160	100,840	412,339
Total comprehensive income	179,829	128,378	427,451
Shinhan Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	7,044,374	6,451,715	6,377,305
Net income	528,401	472,395	449,392
Total comprehensive income	(1,056,025)	475,656	(143,049)
Shinhan Capital Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	1,201,874	1,204,941	922,592
Net income	116,948	304,024	303,276
Total comprehensive income	115,203	298,609	307,988
Jeju Bank
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	382,121	371,210	275,582
Net income	10,416	5,101	22,820
Total comprehensive income	12,709	20,189	11,657
Shinhan Credit Information Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	0	0	20,705
Net income	0	0	1,029
Total comprehensive income	0	0	1,450
Shinhan Asset Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	241,409	171,145	174,242
Net income	66,003	51,272	37,064
Total comprehensive income	65,512	51,225	36,892
SHC Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	0	0	0
Net income	274	305	110
Total comprehensive income	274	305	110
Shinhan DS
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	331,631	322,895	279,453
Net income	8,756	7,954	6,835
Total comprehensive income	10,996	4,191	7,739
Shinhan Savings Bank
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	255,650	273,630	241,013
Net income	17,855	29,943	38,384
Total comprehensive income	17,310	29,724	37,884
Shinhan Asset Trust Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	100,626	148,980	152,563
Net income	(320,601)	53,430	73,654
Total comprehensive income	(320,675)	53,055	74,236
Shinhan Fund Partners Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	67,420	62,674	55,270
Net income	15,371	12,193	9,500
Total comprehensive income	15,310	12,193	9,500
Shinhan REITs Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	26,131	21,512	11,433
Net income	7,688	9,485	540
Total comprehensive income	7,644	9,446	609
Shinhan AI Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	0	8,727	10,668
Net income	(1,927)	(4,596)	(2,217)
Total comprehensive income	(1,928)	(4,432)	(2,301)
Shinhan Venture Investment Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	45,542	28,209	19,839
Net income	3,776	4,441	1,526
Total comprehensive income	3,931	4,266	1,418
Shinhan EZ General Insurance Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	93,894	43,747	10,228
Net income	(17,403)	(7,778)	(5,438)
Total comprehensive income	₩ (18,035)	₩ (7,289)	₩ (5,062)